Other operating items - Other Operating Income (Details) - USD ($) $ in Millions		6 Months Ended		12 Months Ended		24 Months Ended
		Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020
Other Operating Income (Loss) [Abstract]
Loss of hire insurance settlement		$ 0.0	$ 0.0	$ 9.0	$ 10.0	$ 19.5
Receipt of overdue receivable		21.0	0.0	0.0	26.0
Contingent consideration		0.0	7.0	0.0	0.0
Settlement with shipyard		0.0	0.0	0.0	3.0
Total other operating income	[1]	$ 21.0	$ 7.0	$ 9.0	$ 39.0

[1]	Includes transactions with related parties. Refer to Note 32 - "Related party transactions" for further details.